Long-term Incentive Plans (Details 4) - $ / shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Dates of grant or valuation	May 2 to January 31, 2024	March 1, 2022 to January 13, 2023	April 29, 2021 to November 29, 2021
Risk free interest rates, maximum	4.63%	3.87%	0.95%
Risk free interest rates, minimum	3.48%	1.39%	0.31%
Volatilities, maximum	144.00%	155.00%	175.00%
Volatilities, minimum	109.00%	119.00%	155.00%
Market prices of common shares on grant date, maximum	$ 0.08	$ 0.18	$ 0.63
Market prices of common shares on grant date, minimum	$ 0.065	$ 0.17	$ 0.27
Expected dividends	0.00%	0.00%	0.00%
Expected lives, maximum	3 years	3 years	3 years
Expected lives, minimum	1 year 11 months 12 days	2 years	1 year
Exercise prices, maximum	$ 0.16	$ 0.17	$ 0.63
Exercise prices, minimum	$ 0.07	$ 0.16	$ 0.27